Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.25%
Aerospace & Defense–1.12%
Curtiss-Wright Corp.	64,841	$9,023,274
Air Freight & Logistics–0.86%
Air Transport Services Group, Inc.(b)(c)	288,698	6,954,735
Alternative Carriers–1.29%
Iridium Communications, Inc.(b)(c)	234,930	10,423,844
Apparel Retail–0.56%
American Eagle Outfitters, Inc.(c)	291,737	2,838,601
Children’s Place, Inc. (The)(b)(c)	54,399	1,680,385
		4,518,986
Apparel, Accessories & Luxury Goods–1.36%
Oxford Industries, Inc.(c)	122,331	10,982,877
Application Software–4.09%
Descartes Systems Group, Inc. (The) (Canada)(b)	146,863	9,330,206
Manhattan Associates, Inc.(b)	81,977	10,905,400
Verint Systems, Inc.(b)(c)	197,734	6,639,908
Workiva, Inc.(b)(c)	78,328	6,093,919
		32,969,433
Asset Management & Custody Banks–1.83%
Blucora, Inc.(b)	537,312	10,391,614
Federated Hermes, Inc., Class B	133,112	4,408,670
		14,800,284
Auto Parts & Equipment–1.32%
Visteon Corp.(b)	100,817	10,692,651
Automotive Retail–0.95%
Lithia Motors, Inc., Class A(c)	35,816	7,684,323
Biotechnology–2.64%
Ascendis Pharma A/S, ADR (Denmark)(b)(c)	49,491	5,110,441
CRISPR Therapeutics AG (Switzerland)(b)(c)	41,570	2,716,599
Karuna Therapeutics, Inc.(b)(c)	18,117	4,075,057
Mirati Therapeutics, Inc.(b)	65,476	4,572,844
Natera, Inc.(b)	109,609	4,803,066
		21,278,007
Casinos & Gaming–0.49%
PENN Entertainment, Inc.(b)(c)	142,809	3,928,676
Construction & Engineering–3.25%
NV5 Global, Inc.(b)	68,200	8,444,524
WillScot Mobile Mini Holdings Corp.(b)	440,562	17,767,865
		26,212,389
Shares		Value
Construction Materials–1.36%
Summit Materials, Inc., Class A(b)(c)	458,517	$10,986,067
Data Processing & Outsourced Services–0.84%
Concentrix Corp.	60,531	6,757,076
Diversified Metals & Mining–1.10%
MP Materials Corp.(b)(c)	326,277	8,907,362
Electrical Components & Equipment–1.40%
EnerSys	109,344	6,360,541
Vertiv Holdings Co.	506,092	4,919,214
		11,279,755
Electronic Equipment & Instruments–1.14%
Badger Meter, Inc.	99,690	9,210,359
Electronic Manufacturing Services–1.21%
Flex Ltd.(b)	588,117	9,798,029
Environmental & Facilities Services–1.95%
Casella Waste Systems, Inc., Class A(b)	138,875	10,608,661
Montrose Environmental Group, Inc.(b)(c)	151,611	5,101,710
		15,710,371
Financial Exchanges & Data–1.22%
TMX Group Ltd. (Canada)	106,687	9,813,335
Food Retail–1.11%
Sprouts Farmers Market, Inc.(b)(c)	321,394	8,918,683
Footwear–0.70%
Wolverine World Wide, Inc.	365,443	5,624,168
Gas Utilities–0.91%
ONE Gas, Inc.	104,377	7,347,097
General Merchandise Stores–0.11%
Ollie’s Bargain Outlet Holdings, Inc.(b)	17,125	883,650
Health Care Distributors–0.75%
Owens & Minor, Inc.(c)	252,562	6,086,744
Health Care Equipment–4.51%
AtriCure, Inc.(b)(c)	204,425	7,993,017
CONMED Corp.(c)	98,248	7,876,542
Heska Corp.(b)(c)	87,311	6,366,718
iRhythm Technologies, Inc.(b)(c)	62,065	7,775,503
QuidelOrtho Corp.(b)	88,949	6,358,075
		36,369,855
Health Care Facilities–1.75%
Encompass Health Corp.	131,186	5,933,543
Pennant Group, Inc. (The)(b)	104,356	1,086,346

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	137,716	$7,103,391
		14,123,280
Health Care Services–1.56%
Castle Biosciences, Inc.(b)	152,201	3,969,402
R1 RCM, Inc.(b)(c)	466,718	8,648,285
		12,617,687
Health Care Supplies–1.86%
ICU Medical, Inc.(b)(c)	36,012	5,423,407
OrthoPediatrics Corp.(b)(c)	207,079	9,554,625
		14,978,032
Health Care Technology–1.14%
Simulations Plus, Inc.(c)	189,057	9,176,827
Homebuilding–1.04%
Taylor Morrison Home Corp., Class A(b)(c)	358,488	8,359,940
Hotel & Resort REITs–0.51%
Ryman Hospitality Properties, Inc.	56,471	4,155,701
Hotels, Resorts & Cruise Lines–1.08%
Travel + Leisure Co.	255,911	8,731,683
Human Resource & Employment Services–0.90%
Alight, Inc., Class A(b)(c)	987,728	7,240,046
Industrial Machinery–2.92%
Chart Industries, Inc.(b)(c)	82,951	15,292,017
ITT, Inc.	126,947	8,294,717
		23,586,734
Industrial REITs–2.13%
EastGroup Properties, Inc.	65,253	9,418,618
STAG Industrial, Inc.	272,060	7,734,666
		17,153,284
Interactive Media & Services–0.43%
Eventbrite, Inc., Class A(b)(c)	566,861	3,446,515
Internet & Direct Marketing Retail–0.55%
Overstock.com, Inc.(b)	183,420	4,466,277
Investment Banking & Brokerage–2.06%
LPL Financial Holdings, Inc.	41,385	9,041,795
Piper Sandler Cos.(c)	72,344	7,577,310
		16,619,105
Leisure Products–1.13%
Acushnet Holdings Corp.(c)	210,080	9,136,379
Life & Health Insurance–1.04%
Primerica, Inc.	67,950	8,388,427
Life Sciences Tools & Services–1.67%
Medpace Holdings, Inc.(b)(c)	67,339	10,583,670
Shares		Value
Life Sciences Tools & Services–(continued)
NeoGenomics, Inc.(b)	338,598	$2,915,329
		13,498,999
Multi-line Insurance–1.17%
Assurant, Inc.	64,935	9,433,107
Oil & Gas Equipment & Services–2.64%
Cactus, Inc., Class A(c)	209,049	8,033,753
Weatherford International PLC(b)	410,745	13,262,956
		21,296,709
Oil & Gas Exploration & Production–2.16%
Matador Resources Co.	224,240	10,969,821
Southwestern Energy Co.(b)	1,058,557	6,478,369
		17,448,190
Packaged Foods & Meats–1.49%
Calavo Growers, Inc.	91,659	2,910,173
Hostess Brands, Inc.(b)(c)	392,308	9,117,238
		12,027,411
Paper Packaging–1.10%
Graphic Packaging Holding Co.	451,463	8,911,880
Pharmaceuticals–0.48%
Arvinas, Inc.(b)(c)	87,989	3,914,631
Property & Casualty Insurance–2.81%
Hanover Insurance Group, Inc. (The)	56,102	7,188,910
RLI Corp.	80,168	8,207,600
Selective Insurance Group, Inc.	89,416	7,278,463
		22,674,973
Real Estate Services–0.53%
FirstService Corp. (Canada)	36,009	4,286,357
Regional Banks–6.45%
Community Bank System, Inc.	123,390	7,413,271
Glacier Bancorp, Inc.(c)	189,772	9,323,498
Pacific Premier Bancorp, Inc.	253,204	7,839,196
Pinnacle Financial Partners, Inc.	135,203	10,964,963
South State Corp.	97,555	7,718,552
Webster Financial Corp.	194,198	8,777,750
		52,037,230
Reinsurance–2.44%
Reinsurance Group of America, Inc.	94,124	11,841,741
RenaissanceRe Holdings Ltd. (Bermuda)	56,057	7,869,842
		19,711,583
Research & Consulting Services–3.63%
CACI International, Inc., Class A(b)	33,793	8,822,001
Huron Consulting Group, Inc.(b)	180,385	11,950,506
Science Applications International Corp.	96,578	8,540,392
		29,312,899
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Restaurants–0.93%
Bloomin’ Brands, Inc.	11,551	$211,765
Papa John’s International, Inc.	104,733	7,332,357
		7,544,122
Semiconductors–1.52%
Diodes, Inc.(b)	96,667	6,274,655
Power Integrations, Inc.(c)	93,403	6,007,681
		12,282,336
Specialized REITs–1.36%
Gaming and Leisure Properties, Inc.	248,914	11,011,955
Specialty Chemicals–1.36%
Ashland, Inc.	115,340	10,953,840
Steel–0.79%
Cleveland-Cliffs, Inc.(b)(c)	472,223	6,360,844
Systems Software–1.64%
CommVault Systems, Inc.(b)	150,916	8,004,585
Tenable Holdings, Inc.(b)	150,845	5,249,406
		13,253,991
Thrifts & Mortgage Finance–1.49%
Essent Group Ltd.	170,910	5,959,632
Radian Group, Inc.	313,310	6,043,750
		12,003,382
Tires & Rubber–0.13%
Goodyear Tire & Rubber Co. (The)(b)	102,159	1,030,784
Trading Companies & Distributors–2.11%
Applied Industrial Technologies, Inc.	83,213	8,552,632
Univar Solutions, Inc.(b)	372,848	8,478,564
		17,031,196
Trucking–1.07%
Knight-Swift Transportation Holdings, Inc.	176,288	8,625,772
Shares		Value
Water Utilities–1.11%
California Water Service Group	161,759	$8,523,082
SJW Group	7,574	436,262
		8,959,344
Total Common Stocks & Other Equity Interests (Cost $783,754,144)		792,953,482
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	6,178,240	6,178,240
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	4,406,418	4,407,300
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	7,060,846	7,060,845
Total Money Market Funds (Cost $17,644,813)		17,646,385
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $801,398,957)		810,599,867
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–20.86%
Invesco Private Government Fund, 3.01%(d)(e)(f)	47,122,097	47,122,097
Invesco Private Prime Fund, 3.11%(d)(e)(f)	121,200,142	121,200,142
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $168,327,355)		168,322,239
TOTAL INVESTMENTS IN SECURITIES–121.30% (Cost $969,726,312)		978,922,106
OTHER ASSETS LESS LIABILITIES—(21.30)%		(171,876,913)
NET ASSETS–100.00%		$807,045,193
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,052,440	$46,132,283	$(53,006,483)	$-	$-	$6,178,240	$66,989
Invesco Liquid Assets Portfolio, Institutional Class	9,317,379	32,951,631	(37,861,774)	1,465	(1,401)	4,407,300	48,459
Invesco Treasury Portfolio, Institutional Class	14,917,075	52,722,609	(60,578,839)	-	-	7,060,845	69,966
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	43,467,653	232,129,567	(228,475,123)	-	-	47,122,097	338,341*
Invesco Private Prime Fund	101,424,521	513,965,063	(494,185,526)	1,507	(5,423)	121,200,142	929,050*
Total	$182,179,068	$877,901,153	$(874,107,745)	$2,972	$(6,824)	$185,968,624	$1,452,805

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$792,953,482	$—	$—	$792,953,482
Money Market Funds	17,646,385	168,322,239	—	185,968,624
Total Investments	$810,599,867	$168,322,239	$—	$978,922,106
Invesco Small Cap Equity Fund